UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end:  September 30

Date of reporting period:  April 27, 2010 - June 30, 2010

Item 1. Schedule of Investments.

Transparent Value Trust commenced operations on April 27, 2010. The Schedule of Investments are as of June 30, 2010.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS 99.70%
Basic Materials 3.83%
Ashland, Inc.	570	$26,459
Cliffs Natural Resources, Inc.	610	28,768
International Flavors & Fragrances, Inc.	880	37,330
Lubrizol Corp.	550	44,170
Nucor Corp.	690	26,413

		163,140

Consumer Goods 6.04%
BorgWarner, Inc.(a)	1,140	42,568
Coach, Inc.	990	36,184
The Estee Lauder Cos., Inc.	600	33,438
Ford Motor Co.(a)	3,320	33,466
Johnson Controls, Inc.	1,040	27,945
Newell Rubbermaid, Inc.	1,930	28,255
NIKE, Inc.	430	29,046
Whirlpool Corp.	300	26,346

		257,248

Consumer Services 16.05%
Bed Bath & Beyond, Inc.(a)	990	36,709
Chipotle Mexican Grill, Inc.(a)	540	73,878
Discovery Communications, Inc.(a)	1,150	41,067
The Interpublic Group of Cos., Inc.(a)	3,740	26,666
Las Vegas Sands Corp.(a)	1,810	40,073
Liberty Global, Inc.(a)	2,180	56,658
Liberty Media Corp.(a)	4,170	43,785
Nordstrom, Inc.	900	28,971
Omnicom Group, Inc.	830	28,469
PetSmart, Inc.	1,460	44,048
Sirius XM Radio, Inc.(a)	33,330	31,647
Starwood Hotels & Resorts Worldwide, Inc.	1,220	50,545
The Washington Post Co.	100	41,048
Whole Foods Market, Inc.(a)	1,080	38,902
Wyndham Worldwide Corp.	1,250	25,175
Wynn Resorts, Ltd.	490	37,372
Yum! Brands, Inc.	980	38,259

		683,272

Financials 28.55%
American Financial Group, Inc.	1,430	39,067
AmeriCredit Corp.(a)	1,790	32,614
Assurant, Inc.	1,350	46,845
BB&T Corp.	1,360	35,782
CNA Financial Corp.(a)	1,730	44,219
Digital Realty Trust, Inc.	1,750	100,940
Federal Realty Investment Trust	390	27,405
Fifth Third Bancorp	2,950	36,255
First Horizon National Corp.(a)	4,872	55,785
Huntington Bancshares, Inc.	5,530	30,636
KeyCorp	3,710	28,530
Kimco Realty Corp.	2,820	37,901
Lincoln National Corp.	1,780	43,236

	Shares	Value

M&T Bank Corp.	500	$42,475
Marshall & Ilsley Corp.	3,700	26,566
MetLife, Inc.	1,230	46,445
New York Community Bancorp, Inc.	5,160	78,793
Northern Trust Corp.	1,080	50,436
NYSE Euronext	1,450	40,063
Old Republic International Corp.	2,520	30,568
PNC Financial Services Group, Inc.	540	30,510
Prudential Financial, Inc.	830	44,538
Rayonier, Inc.	1,120	49,302
Realty Income Corp.	1,590	48,225
SLM Corp.(a)	4,680	48,625
Torchmark Corp.	570	28,221
Unum Group	1,900	41,230
Wells Fargo & Co.	1,960	50,176

		1,215,388

Health Care 6.25%
Community Health Systems, Inc.(a)	1,980	66,944
Intuitive Surgical, Inc.(a)	210	66,280
Kinetic Concepts, Inc.(a)	1,050	38,336
Perrigo Co.	1,050	62,023
Valeant Pharmaceuticals International(a)	620	32,420

		266,003

Industrials 13.07%
The Boeing Co.	880	55,220
Deere & Co.	480	26,727
Fluor Corp.	1,290	54,825
Molex, Inc.	1,460	26,630
Navistar International Corp.(a)	640	31,488
Northrop Grumman Corp.	1,530	83,293
Owens Corning, Inc.(a)	1,410	42,173
PerkinElmer, Inc.	1,720	35,553
Roper Industries, Inc.	550	30,778
The Shaw Group, Inc.(a)	2,380	81,444
Sonoco Products Co.	1,090	33,223
Spirit Aerosystems Holdings, Inc.(a)	2,890	55,083

		556,437

Oil & Gas 8.11%
Concho Resources, Inc.(a)	830	45,924
Continental Resources, Inc.(a)	920	41,050
Denbury Resources, Inc.(a)	1,940	28,401
El Paso Corp.	3,030	33,663
EOG Resources, Inc.	380	37,381
Newfield Exploration Co.(a)	1,060	51,792
OGE Energy Corp.	930	34,001
Sunoco, Inc.	990	34,422
Whiting Petroleum Corp.(a)	490	38,426

		345,060

Technology 14.42%
Advanced Micro Devices, Inc.(a)	4,570	33,452
Akamai Technologies, Inc.(a)	1,080	43,816
Altera Corp.	1,200	29,772
Apple, Inc.(a)	260	65,398
Broadcom Corp.	1,720	56,708
Citrix Systems, Inc.(a)	810	34,206

	Shares	Value

Marvell Technology Group, Ltd.(a)	1,610	$25,374
Micron Technology, Inc.(a)	3,530	29,970
NetApp, Inc.(a)	1,090	40,668
Salesforce.com, Inc.(a)	960	82,387
SanDisk Corp.(a)	950	39,966
Sybase, Inc.(a)	650	42,029
VeriSign, Inc.(a)	2,090	55,489
VMware, Inc.(a)	550	34,425

		613,660

Telecommunications 3.38%
MetroPCS Communications, Inc.(a)	11,440	93,694
NII Holdings, Inc.(a)	1,550	50,406

		144,100

TOTAL COMMON STOCKS
(Cost $4,569,820)		4,244,308

	Shares	Value

SHORT TERM INVESTMENTS 0.00%(b)
Money Market Fund
Dreyfus Treasury Prime Institutional (0.006% 7-day yield)	3	3

TOTAL SHORT TERM INVESTMENTS
(Cost $3)		3

Total Investments - 99.70%
(Cost $4,569,823)		4,244,311

Other Assets in Excess of Liabilities - 0.30%		12,561

NET ASSETS - 100.00%		$4,256,872

(a) Non-Income Producing Security.

(b) Less than 0.005%

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS 99.00%
Basic Materials 2.00%
FMC Corp.	530	$30,438
Newmont Mining Corp.	1,010	62,357

		92,795

Consumer Goods 19.48%
Altria Group, Inc.	1,930	38,677
Church & Dwight Co., Inc.	930	58,320
Clorox Co.	740	45,998
Coca-Cola Enterprises, Inc.	1,290	33,359
Colgate-Palmolive Co.	510	40,168
ConAgra Foods, Inc.	1,640	38,245
Flowers Foods, Inc.	1,750	42,753
General Mills, Inc.	1,680	59,674
Hansen Natural Corp.(a)	1,600	62,576
Hasbro, Inc.	1,040	42,744
The Hershey Co.	860	41,220
Hormel Foods Corp.	790	31,979
The J.M. Smucker Co.	910	54,800
Kellogg Co.	810	40,743
Kraft Foods, Inc.	1,890	52,920
PepsiCo, Inc.	960	58,512
The Procter & Gamble Co.	670	40,187
Ralcorp Holdings, Inc.(a)	730	40,004
Reynolds American, Inc.	710	37,005
The Scotts Miracle-Gro Co.	990	43,966

		903,850

Consumer Services 27.93%
Advance Auto Parts, Inc.	810	40,646
AmerisourceBergen Corp.	1,560	49,530
Apollo Group, Inc.(a)	1,360	57,759
AutoZone, Inc.(a)	240	46,373
Burger King Holdings, Inc.	2,360	39,742
Cablevision Systems Corp.	1,730	41,537
Cardinal Health, Inc.	2,190	73,606
Career Education Corp.(a)	1,330	30,617
Comcast Corp.	3,520	61,142
Copart, Inc.(a)	1,080	38,675
CVS Caremark Corp.	1,360	39,875
Darden Restaurants, Inc.	830	32,246
DeVry, Inc.	1,210	63,513
DISH Network Corp.(a)	1,920	34,848
Dolby Laboratories, Inc.(a)	910	57,048
Dollar Tree, Inc.(a)	1,680	69,938
Education Management Corp.(a)	3,380	51,545
Interactive Data Corp.	970	32,379
ITT Educational Services, Inc.(a)	680	56,454
John Wiley & Sons, Inc.	910	35,190
McKesson Corp.	690	46,340
O'Reilly Automotive, Inc.(a)	970	46,133
Ross Stores, Inc.	1,230	65,547
Strayer Education, Inc.	250	51,973
Time Warner Cable, Inc.	1,240	64,579

	Shares	Value

TJX Cos., Inc.	800	$33,560
Weight Watchers International, Inc.	1,350	34,681

		1,295,476

Financials 7.30%
AON Corp.	820	30,438
Arch Capital Group, Ltd.(a)	770	57,365
Axis Capital Holdings, Ltd.	1,530	45,472
BOK Financial Corp.	600	28,482
Capitol Federal Financial	1,580	52,393
Cincinnati Financial Corp.	2,160	55,879
Commerce Bancshares, Inc.	1,060	38,149
Cullen/Frost Bankers, Inc.	590	30,326

		338,504

Health Care 23.90%
Alexion Pharmaceuticals, Inc.(a)	1,180	60,404
Biogen Idec, Inc.(a)	1,140	54,093
Bristol-Myers Squibb Co.	2,450	61,103
Celgene Corp.(a)	770	39,131
CIGNA Corp.	1,000	31,060
DaVita, Inc.(a)	930	58,069
Express Scripts, Inc.(a)	780	36,676
Gen-Probe, Inc.(a)	760	34,519
Henry Schein, Inc.(a)	730	40,077
Hospira, Inc.(a)	1,150	66,068
Humana, Inc.(a)	1,200	54,804
IDEXX Laboratories, Inc.(a)	630	38,367
Illumina, Inc.(a)	970	42,224
Johnson & Johnson	650	38,389
Laboratory Corp. of America Holdings(a)	580	43,703
Medtronic, Inc.	1,430	51,866
Mylan, Inc.(a)	1,870	31,865
ResMed, Inc.(a)	770	46,824
St. Jude Medical, Inc.(a)	1,550	55,940
Stryker Corp.	620	31,037
United Therapeutics Corp.(a)	840	41,000
UnitedHealth Group, Inc.	1,890	53,676
Varian Medical Systems, Inc.(a)	990	51,757
Watson Pharmaceuticals, Inc.(a)	1,140	46,250

		1,108,902

Industrials 7.05%
L-3 Communications Holdings, Inc.	540	38,253
Lockheed Martin Corp.	520	38,740
Raytheon Co.	1,040	50,326
Stericycle, Inc.(a)	740	48,529
Towers Watson & Co.	670	26,029
Verisk Analytics, Inc.(a)	1,800	53,820
Waste Connections, Inc.(a)	2,040	71,176

		326,873

Oil & Gas 1.50%
ConocoPhillips	600	29,454
Tidewater, Inc.	1,040	40,269

		69,723

Technology 1.18%
Rovi Corp.(a)	1,450	54,969

	Shares	Value

Telecommunications 3.43%
American Tower Corp.(a)	950	$42,275
SBA Communications Corp.(a)	1,870	63,599
Windstream Corp.	5,050	53,328

		159,202

Utilities 5.23%
American Electric Power Co., Inc.	1,140	36,822
NSTAR	1,060	37,100
NV Energy, Inc.	3,740	44,169
Progress Energy, Inc.	1,200	47,064
UGI Corp.	1,220	31,037
Westar Energy, Inc.	2,150	46,462

		242,654

TOTAL COMMON STOCKS
(Cost $4,840,437)		4,592,948

	Shares	Value

SHORT TERM INVESTMENTS 0.67%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.006% 7-day yield)	30,852	30,852

TOTAL SHORT TERM INVESTMENTS
(Cost $30,852)		30,852

Total Investments - 99.67%
(Cost $4,871,289)		4,623,800

Other Assets in Excess of Liabilities - 0.33%		15,320

NET ASSETS - 100.00%		$4,639,120

(a) Non-Income Producing Security.

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS 99.64%
Basic Materials 1.49%
FMC Corp.	610	$35,032
International Flavors & Fragrances, Inc.	800	33,936

		68,968

Consumer Goods 8.29%
Brown-Forman Corp.	550	31,477
Coca-Cola Enterprises, Inc.	1,490	38,532
ConAgra Foods, Inc.	1,890	44,075
The Estee Lauder Cos., Inc.	540	30,094
Garmin, Ltd.	910	26,554
Hansen Natural Corp.(a)	1,830	71,571
Hasbro, Inc.	1,180	48,498
Reynolds American, Inc.	820	42,738
The Scotts Miracle-Gro Co.	1,140	50,627

		384,166

Consumer Services 28.93%
Advance Auto Parts, Inc.	930	46,667
AutoZone, Inc.(a)	270	52,169
Bed Bath & Beyond, Inc.(a)	890	33,001
Burger King Holdings, Inc.	2,700	45,468
Cablevision Systems Corp.	1,970	47,300
Cardinal Health, Inc.	2,510	84,361
Career Education Corp.(a)	1,530	35,221
Chipotle Mexican Grill, Inc.(a)	500	68,405
Comcast Corp.	4,010	69,654
Copart, Inc.(a)	1,250	44,763
CVS Caremark Corp.	1,570	46,032
Darden Restaurants, Inc.	960	37,296
Discovery Communications, Inc.(a)	1,050	37,496
DISH Network Corp.(a)	2,200	39,930
Dolby Laboratories, Inc.(a)	1,040	65,198
Dollar Tree, Inc.(a)	1,935	80,554
Liberty Global, Inc.(a)	1,970	51,200
Liberty Media Corp.(a)	3,780	39,690
O'Reilly Automotive, Inc.(a)	1,120	53,267
PetSmart, Inc.	1,330	40,126
Ross Stores, Inc.	1,420	75,672
Scripps Networks Interactive, Inc.	700	28,238
Time Warner Cable, Inc.	1,430	74,474
TJX Cos., Inc.	920	38,594
The Washington Post Co.	90	36,943
Whole Foods Market, Inc.(a)	980	35,300
Yum! Brands, Inc.	880	34,355

		1,341,374

Financials 17.56%
American Financial Group, Inc.	1,290	35,243
Assurant, Inc.	1,220	42,334
BB&T Corp.	1,220	32,098
BOK Financial Corp.	700	33,229
Capitol Federal Financial	1,800	59,688

	Shares	Value

CNA Financial Corp.(a)	1,570	$40,129
Cullen/Frost Bankers, Inc.	680	34,952
Digital Realty Trust, Inc.	1,580	91,134
First Horizon National Corp.(a)	4,406	50,450
IntercontinentalExchange, Inc.(a)	520	58,776
M&T Bank Corp.	460	39,077
New York Community Bancorp, Inc.	4,670	71,311
Northern Trust Corp.	980	45,766
NYSE Euronext	1,310	36,195
Old Republic International Corp.	2,280	27,656
PNC Financial Services Group, Inc.	490	27,685
Rayonier, Inc.	1,010	44,460
Realty Income Corp.	1,450	43,979

		814,162

Health Care 19.29%
Alexion Pharmaceuticals, Inc.(a)	1,360	69,618
Celgene Corp.(a)	880	44,722
CIGNA Corp.	1,140	35,408
Community Health Systems, Inc.(a)	1,790	60,520
Edwards Lifesciences Corp.(a)	810	45,376
Express Scripts, Inc.(a)	900	42,318
Henry Schein, Inc.(a)	840	46,116
Hospira, Inc.(a)	1,320	75,834
Humana, Inc.(a)	1,380	63,025
IDEXX Laboratories, Inc.(a)	730	44,457
Illumina, Inc.(a)	1,120	48,754
Kinetic Concepts, Inc.(a)	960	35,050
Mylan, Inc.(a)	2,140	36,465
Stryker Corp.	720	36,043
Teleflex, Inc.	570	30,940
United Therapeutics Corp.(a)	960	46,858
Universal Health Services, Inc.	730	27,849
Varian Medical Systems, Inc.(a)	1,140	59,599
Waters Corp.(a)	700	45,290

		894,242

Industrials 11.78%
Aptargroup, Inc.	800	30,256
The Boeing Co.	790	49,573
Genpact, Ltd.(a)	2,050	31,836
KBR, Inc.	2,150	43,731
L-3 Communications Holdings, Inc.	620	43,921
Navistar International Corp.(a)	580	28,536
Northrop Grumman Corp.	1,380	75,127
PerkinElmer, Inc.	1,560	32,245
Raytheon Co.	1,190	57,584
The Shaw Group, Inc.(a)	2,150	73,573
Sonoco Products Co.	980	29,870
Spirit Aerosystems Holdings, Inc.(a)	2,610	49,747

		545,999

Oil & Gas 1.72%
EOG Resources, Inc.	340	33,446
Tidewater, Inc.	1,200	46,464

		79,910

Technology 5.38%
Citrix Systems, Inc.(a)	740	31,250

	Shares	Value

Intel Corp.	1,770	$34,427
Microchip Technology, Inc.	1,180	32,733
Rovi Corp.(a)	1,650	62,552
Sybase, Inc.(a)	590	38,149
VeriSign, Inc.(a)	1,900	50,445

		249,556

Telecommunications 2.18%
United States Cellular Corp.(a)	980	40,327
Windstream Corp.	5,760	60,826

		101,153

Utilities 3.02%
NSTAR	1,220	42,700
Questar Corp.	970	44,125
Westar Energy, Inc.	2,450	52,945

		139,770

TOTAL COMMON STOCKS
(Cost $4,888,601)		4,619,300

	Shares	Value

SHORT TERM INVESTMENTS 0.08%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.006% 7-day yield)	3,598	3,598

TOTAL SHORT TERM INVESTMENTS
(Cost $3,598)		3,598

Total Investments - 99.72%
(Cost $4,892,199)		4,622,898

Other Assets in Excess of Liabilities - 0.28%		13,090

NET ASSETS - 100.00%		$4,635,988

(a) Non-Income Producing Security.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

1. Organization: The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (each, a “Fund”, and collectively, the “Funds”) were organized as a non-diversified series of the Transparent Value Trust (the “Trust”) on June 9, 2009. The Trust is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “Mutual Fund.” The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Board has delegated the day-to-day operations of the Funds to the Adviser, which operates the Funds under the Board’s general supervision. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”) and the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series (“Fund”) of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class F-1 Shares and Class A Shares. The affairs of the Trust are managed by a Board of Trustees (the “Board”). Shares issued by the Funds are subject to a 2% redemption fee, if redeemed within 60 days of purchase.

2. Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board.

Fair Value Measurements: In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$4,244,308	$–	$–	$4,244,308
Short Term Investments	3	–	–	3

TOTAL	$4,244,311	$–	$–	$4,244,311

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$4,592,948	$–	$–	$4,592,948
Short Term Investments	30,852	–	–	30,852

TOTAL	$4,623,800	$–	$–	$4,623,800

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$4,619,300	$–	$–	$4,619,300
Short Term Investments	3,598	–	–	3,598

TOTAL	$4,622,898	$–	$–	$4,622,898

For the period ended June 30, 2010, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

4. Income Tax: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Gross appreciation (excess of value over tax cost)	$38,791
Gross depreciation (excess of tax cost over value)	(365,375)

Net unrealized depreciation	(326,584)

Total cost for federal income tax purposes	$4,570,895

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Gross appreciation (excess of value over tax cost)	$44,896
Gross depreciation (excess of tax cost over value)	(293,487)

Net unrealized depreciation	(248,591)

Total cost for federal income tax purposes	$4,872,391

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Gross appreciation (excess of value over tax cost)	$36,206
Gross depreciation (excess of tax cost over value)	(307,777)

Net unrealized depreciation	(271,571)

Total cost for federal income tax purposes	$4,894,469

5. Use of Estimates: The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 25, 2010

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	August 25, 2010